Business and Basis of Presentation - Summary of Carrying Value of Dave OD's Assets and Liabilities (Detail) - USD ($) $ / shares in Units, $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents	$ 21,307	$ 4,789	$ 4,813	$ 6,406
Member advances, net of allowance for unrecoverable advances of $2,825 as of September 30, 2021	44,868	38,744		29,042
Debt facility commitment fee, long-term	145	0
LIABILITIES AND STOCKHOLDERS' DEFICIT
Long-term debt facility	30,000	0
Warrant liability	3,586	0
Accumulated deficit	(17,705)	(12,904)		(5,947)
Liabilities and Equity	133,856	$ 76,405		$ 67,088
Variable Interest Entity, Primary Beneficiary
Assets
Cash and cash equivalents	9,518
Member advances, net of allowance for unrecoverable advances of $2,825 as of September 30, 2021	38,447
Debt facility commitment fee, current	52
Debt facility commitment fee, long-term	145
Total Assets	48,162
LIABILITIES AND STOCKHOLDERS' DEFICIT
Long-term debt facility	30,000
Warrant liability	$ 3,586
Equity contributed	$ 0.01
Accumulated deficit	$ (7,785)
Liabilities and Equity	$ 25,801